DIVIDENDS PAID AND PROPOSED	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
DIVIDENDS PAID AND PROPOSED	DIVIDENDS PAID AND PROPOSED There were no dividends declared by VEON Ltd. in the six-month periods ended June 30, 2026 and 2025, respectively.